CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net loss	$ (29,172)	$ (39,971)	$ (51,373)	$ (58,225)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign currency	218	64	265	422
Depreciation	418	743	882	1,143
Amortization	4,687	4,188	5,644	4,999
Non-cash lease expense	203	66	79	590
Inventory valuation loss and inventory step up amortization	141	261	825	904
Stock-based compensation	9,448	23,773	29,943	6,347
Fair value of warrants issued with bridge and convertible notes			270	3,482
Loss on extinguishment of debt and accounts payable	1,622	0
Gain upon debt forgiveness	0	(2,595)	(2,595)	(523)
Loss on property and equipment disposal			0	181
Fair value of common stock issued with Best Efforts Offering	299	0
Interest expense	2,147	77	194	952
Impairment write-off			0	2,275
Amortization of debt discount	4,603	1,305	1,394	0
Common stock issued to lender in connection with entering Equity Line of Credit Agreement	368	0
Change in fair value of convertible notes	316	252	306	(107)
Warrants issued to service providers and warrant issuance expense			497	0
Loss on issuance of warrants	5,894	442
Loss on exchange of warrants for equity	358	0
Change in fair value of earnout	(1,300)	0
Change in fair value of derivatives	(201)	0	(52)	0
Change in fair value of warrants	(9,148)	(2,266)	(2,405)	(478)
Changes in operating assets and liabilities
Accounts receivable	(1,134)	(7)	(1)	0
Inventories	684	(442)	(1,791)	(2,435)
Prepaid expenses and other current assets	342	464	493	(261)
Vendor deposits	(101)	323	1,479	341
Warrant liabilities	0	0
Other assets	(13)	(10)	(9)	3
Accounts payable	(3)	585	2,084	3,926
Accrued expenses and other current liabilities	862	(780)	(1,521)	1,490
Deferred revenue	(234)	37	48	14
Operating lease liabilities	(213)	(70)	(83)	(585)
Net cash used in operating activities	(8,909)	(13,561)	(15,427)	(35,545)
Cash Flows From Investing Activities:
Purchase of property and equipment			0	(577)
Acquisition of internal use software	0	(349)	(272)	(2,743)
Acquisition of business, cash paid, net of cash acquired	(1,447)	0
Acquisition of software and content	40	(797)	(1,149)	(4,287)
Net cash used in investing activities	(1,407)	(1,146)	(1,421)	(7,607)
Cash Flows From Financing Activities:
Payments of loans	(831)	0
Proceeds from loans	1,280	0
Proceeds from issuance of related party loans	650	465	465	425
Payments of related party loans	(527)	(483)	(942)	(1,324)
Proceeds from issuance of common stock and pre-funded warrants upon initial public offering, net of offering costs	4,510	10,820	10,820	0
Payments of offering costs	(90)	(1,453)	(2,378)	0
Proceeds from senior secured notes	0	3,030	4,863	0
Payments of senior secured notes	0	(2,000)	(2,000)	0
Redemption on convertible notes	(212)	0
Proceeds from issuance of Preferred Stock - Series A, net of issuance costs			0	29,996
Proceeds from issuance of convertible notes, net of issuance costs	4,756	0	2,000	10,106
Proceeds from the issuance of common stock A	0	4,247	4,247	2,626
Proceeds from issuance of common stock from At the Market Offering, net of issuance costs	4,023	0
Interest paid on loans and convertible notes	(1,093)	0
Proceeds from the exercise of common stock options and warrants	92	30
Proceeds from the issuance of common stock from equity line of credit	389	0
Proceeds from the exercise of common stock options			30	12
Repayment Bounce Back Loan			0	(69)
Net cash provided by financing activities	12,947	14,656	17,105	41,772
Effect of exchange rate on cash	(362)	(145)	(483)	(91)
Net Change In Cash and Cash Equivalents	2,269	(196)	(226)	(1,471)
Cash and restricted cash at beginning of year	0	226	226	1,697
Cash and restricted cash at end of year	2,269	30	0	226
Supplemental Disclosure Of Cash Flow Information:
Interest expense due but not paid	1,054	0
Inventories in Accounts Payable and accrued expenses			815	1,007
Capitalized software and content in Accounts Payable			0	75
Issuance of Series A preferred stock in connection with convertible notes payable			0	5,926
Deferred offering costs			0	2,337
Offering costs and debt issuance costs in Accounts Payable and accrued expenses			2,781	0
Exercise of stock warrants			2,468	0
Right-of-use assets obtained in exchange for new operating lease liabilities upon ASC 842 adoption			0	289
Issuance of Class A common stock through conversion of preferred stock			0	65,655
Issuance of convertible note in conversion of outstanding loan payable			0	161
Issuance of convertible note in conversion of Accounts Payable			0	36
Stock-based compensation capitalized in software			883	0
Non-Cash Investing and Financing Information:
Property & equipment in accounts payable	18	18	18	18
Issuance of common stock and series B preferred stock for the acquisition of business	3,969	0
Offering costs in accounts payable and accrued expenses	69	3,155
Issuance of preferred stock through conversion of debt	15,170	0
Exercise and exchange of stock warrants	480	2,468
Conversion of convertible notes into common stock	1,949	4,521	4,521	0
Right-of-use assets obtained in exchange for new operating lease liabilities	0	313	313	411
Decrease in right-of-use asset and operating lease liabilities due to lease termination	0	61	61	0
Issuance of common stock from convertible notes and conversion of debt	920	0
Issuance of common stock from rights offering	0	202	202	0
Net exercise of options	0	323	$ 323	$ 0
Non cash settlement of accounts receivable and debt	750	0
Stock-based compensation capitalized in intangible asset and other assets	$ 155	$ 745